Operating Expenses - Summary of Operating Expenses by Function (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses 1 [abstract]
Cost of goods sold	£ 1,943	£ 2,066	£ 2,093
Distribution costs	88	84	88
Selling, marketing and product development costs	759	896	908
Administrative and other expenses	1,039	1,207	1,240
Restructuring costs	90	79	329
Other income	(69)	(64)	(85)
Total net operating expenses	1,907	2,202	2,480
Other net gains and losses	(230)	(128)	25
Impairment of intangible assets			2,548
Total	£ 3,620	£ 4,140	£ 7,146